Note 7 - Goodwill and Other Intangible Assets - Intangible Assets (Details) - USD ($)	Dec. 31, 2016	May 05, 2016	Dec. 31, 2015
Finite-lived intangible assets, gross	$ 8,397,000
Accumulated amortization	(556,592)
	7,840,408	$ 8,400,000
Predecessor [Member]
Finite-lived intangible assets, gross			$ 4,110,000
Accumulated amortization			(1,596,606)
			2,513,394
Trademarks [Member]
Finite-lived intangible assets, gross	917,000
Accumulated amortization	(39,934)
Trademarks [Member] | Predecessor [Member]
Finite-lived intangible assets, gross			1,047,000
Accumulated amortization			(184,981)
Technology-Based Intangible Assets [Member]
Finite-lived intangible assets, gross	6,576,000
Accumulated amortization	(477,290)
Technology-Based Intangible Assets [Member] | Predecessor [Member]
Finite-lived intangible assets, gross			2,355,000
Accumulated amortization			(902,750)
Customer Relationships [Member]
Finite-lived intangible assets, gross	904,000
Accumulated amortization	$ (39,368)
Customer Relationships [Member] | Predecessor [Member]
Finite-lived intangible assets, gross			708,000
Accumulated amortization			$ (508,875)